Receivables and Inventories Inventories Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Excess of replacement or current costs over stated LIFO value	$ 318		$ 1,700
Lower of cost or market adjustment		$ 42